Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 51,803,716	$ 5,032,307
Prepaid expenses and other current assets	671,373	95,164
Total current assets	52,475,089	5,127,471
Fixed Assets-Net	830,706	294,477
Other Assets	13,045	21,697
Assets, Total	53,318,840	5,443,645
Current Liabilities
Accounts payable	811,600	291,955
Accrued expenses and other liabilities	590,235	54,092
Notes payable, current portion		112,129
Warrant liability	129,400	24,500
Total current liabilities	1,531,235	482,676
Notes payable, net of current portion	8,950,000	367,701
Other liabilities	1,050,000	32,500
Total liabilities	11,531,235	882,877
Commitments and Contingencies (Note 10)
Stockholders' Equity
Common Stock, value	139	65
Additional paid-in capital	57,360,406	5,919,733
Deficit accumulated during the development stage	(15,572,940)	(1,359,297)
Total stockholders' equity	41,787,605	4,560,768
Liabilities and Equity, Total	53,318,840	5,443,645
Series A Convertible Preferred Stock
Stockholders' Equity
Preferred Stock, value		84
Series B Convertible Preferred Stock
Stockholders' Equity
Preferred Stock, value		$ 183